Income Taxes - Schedule Of Profit Before Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Schedule Of Income Before Income Tax [Line Items]
Profit before income taxes	¥ (874,511,343)	$ (126,792,224)	¥ 12,308,294	¥ 3,743,273,711
Cayman Islands [Member]
Schedule Of Income Before Income Tax [Line Items]
Profit before income taxes	28,219,345	4,091,420	(37,599,025)	3,309,525,351
Hong Kong [Member]
Schedule Of Income Before Income Tax [Line Items]
Profit before income taxes	(16,096,157)	(2,333,723)	(14,883,394)	(14,414,430)
China [Member]
Schedule Of Income Before Income Tax [Line Items]
Profit before income taxes	¥ (886,634,531)	$ (128,549,921)	¥ 64,790,713	¥ 448,162,790